Other Current Liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Current [Line Items]
Refundable deposit related to TJ Biopharma preferred shares sale	[1]	$ 7,533	$ 7,316
Withholding and value added taxes		599
Incentive payment from depository bank		209
Total other current liabilities		8,878	9,180
Bridge Health
Other Liabilities Current [Line Items]
Bridge Health acquisition cost	[2]	$ 537	$ 1,864

[1]	In September 2025, the Group entered into an agreement with TJ Biopharma to facilitate the sale of the Group’s holding of TJ Biopharma’s preferred shares, whereby TJ Biopharma paid the Group a cash deposit. See the Company’s Annual Report for additional information.
[2]	Represents the current portion of the non-contingent quarterly payments related to the Bridge Health acquisition. See Note 4 – Asset Acquisitions and Strategic Transactions for additional information.